Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
1,664,630	Schwab U.S. TIPS ETF	$101,808,771	4 .0

	Total Exchange-Traded Funds
	(Cost $95,225,624)	101,808,771	4 .0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
8,468,861	Voya Emerging Markets Index Portfolio - Class I	120,342,519	4 .7
23,972,747	Voya International Index Portfolio - Class I	274,727,678	10 .9
12,458,486	Voya RussellTM Mid Cap Index Portfolio - Class I	178,280,932	7 .0
2,858,433	Voya RussellTM Small Cap Index Portfolio - Class I	50,136,918	2 .0
47,665,639	Voya U.S. Bond Index Portfolio - Class I	517,648,840	20 .5
64,111,145	Voya U.S. Stock Index Portfolio - Class I	1,287,992,900	50 .9

	Total Mutual Funds
	(Cost $2,007,938,972)	2,429,129,787	96 .0

	Total Investments in Securities (Cost $2,103,164,596)	$2,530,938,558	100 .0
	Liabilities in Excess of Other Assets	(412,785)	–
	Net Assets	$2,530,525,773	100 .0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$101,808,771	$–	$–	$101,808,771
Mutual Funds	2,429,129,787	–	–	2,429,129,787
Total Investments, at fair value	$2,530,938,558	$–	$–	$2,530,938,558

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$131,025,942	$420,227	$(12,890,986)	$1,787,336	$120,342,519	$-	$2,054,937	$-
Voya International Index Portfolio - Class I	282,789,434	-	(15,114,838)	7,053,082	274,727,678	-	2,103,117	-
Voya RussellTM Mid Cap Index Portfolio - Class I	180,962,300	-	(17,608,305)	14,926,937	178,280,932	-	(968,113)	-
Voya RussellTM Small Cap Index Portfolio - Class I	53,641,387	-	(7,483,471)	3,979,002	50,136,918	-	2,327,029	-
Voya U.S. Bond Index Portfolio - Class I	523,151,303	43,630,243	(26,121,837)	(23,010,869)	517,648,840	3,420,495	1,283,330	-
Voya U.S. Stock Index Portfolio - Class I	1,277,778,093	-	(42,453,786)	52,668,593	1,287,992,900	-	22,616,782	-
	$2,449,348,459	$44,050,470	$(121,673,223)	$57,404,081	$2,429,129,787	$3,420,495	$29,417,082	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,128,705,684.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$402,232,874
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$402,232,874